American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2022

California High-Yield Municipal - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.8%
California — 99.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,493,361
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,304,958
Alameda Community Facilities District Special Tax, (District No. 13-1), 4.00%, 9/1/51	5,000,000	4,492,178
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,083,237
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,083,237
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,400,267
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,140,397
Bay Area Toll Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,715,775
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,230,742
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,709,359
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,451,322
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,691,379
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,031,119
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,417,043
California Community Choice Financing Authority Rev., VRN, 1.24%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	17,071,227
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,260,047
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,559,077
California Community Housing Agency Rev., 5.00%, 8/1/49(1)	9,000,000	8,920,122
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,100,000	2,567,166
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	752,549
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	510,000	539,246
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/50(4)	22,520,000	4,076,766
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	2,000,000	360,537
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	510,540
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	506,239
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	353,109
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	1,700,000	1,756,262
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/45	6,250,000	6,180,692
California Housing Finance Rev., 4.00%, 3/20/33	19,658,912	19,675,185
California Housing Finance Rev., 4.25%, 1/15/35	3,190,073	3,230,517
California Housing Finance Rev., 3.50%, 11/20/35	2,620,102	2,513,054
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/46	4,000,000	4,030,917
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,499,781
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,587,948
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,935,497
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,774,767
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	2,088,351
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	362,691
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,218,926
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/48	6,700,000	6,897,001
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	5,505,000	5,657,545
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/46 (BAM)	1,000,000	980,216
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	2,178,449
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,897,808
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,755,222
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	6,497,703

California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	1,590,000	1,673,522
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,092,308
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46, Prerefunded at 100% of Par(2)	3,615,000	3,897,512
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,255,390
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,920,159
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	480,000	475,773
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,264,051
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	2,758,537
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,686,830
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,580,070
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,660,096
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,571,966
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,807,851
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,081,845
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,502,453
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,768,448
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,652,404
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,558,255
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,913,181
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,055,664
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,073,013
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	544,188
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	361,069
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	511,142
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	305,948
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,667,366
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,532,031
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	2,055,780
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	5,155,717
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	829,561
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,322,872
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,847,825
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	929,449
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,438,870
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	973,640
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,789,332
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/44	5,000,000	5,505,804
California Municipal Finance Authority Rev., (University of San Diego), 5.00%, 10/1/49	5,000,000	5,474,821
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/39	2,750,000	2,771,221
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48	2,700,000	2,668,737
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	969,145
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,414,711
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	2,166,989
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,932,190
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,625,597
California Public Finance Authority Rev., 4.00%, 10/15/27	400,000	414,772
California Public Finance Authority Rev., 4.00%, 10/15/28	365,000	377,422
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,621,579
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 4.00%, 10/15/26	200,000	207,369
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,611,365
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,130,432
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(1)	2,580,000	2,430,614
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,190,743

California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,550,736
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/51(1)	1,260,000	1,258,037
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	1,235,000	1,222,941
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.57%, 6/1/22 (LOC: Barclays Bank PLC)	19,050,000	19,050,000
California Public Finance Authority Rev., (Sharp Healthcare Obligated Group), VRDN, 0.57%, 6/1/22 (LOC: Barclays Bank PLC)	28,900,000	28,900,000
California Public Finance Authority Rev., VRN, 4.00%, 10/15/51	685,000	692,950
California School Finance Authority Rev., 5.00%, 8/1/27, Prerefunded at 100% of Par(1)(2)	95,000	103,479
California School Finance Authority Rev., 5.00%, 8/1/27(1)	890,000	941,855
California School Finance Authority Rev., 5.00%, 8/1/28, Prerefunded at 100% of Par(1)(2)	130,000	141,603
California School Finance Authority Rev., 5.00%, 8/1/28(1)	1,155,000	1,217,793
California School Finance Authority Rev., 5.00%, 8/1/29, Prerefunded at 100% of Par(1)(2)	65,000	70,802
California School Finance Authority Rev., 5.00%, 8/1/29(1)	730,000	767,035
California School Finance Authority Rev., 5.00%, 8/1/30, Prerefunded at 100% of Par(1)(2)	50,000	54,463
California School Finance Authority Rev., 5.00%, 8/1/30(1)	350,000	366,518
California School Finance Authority Rev., 5.00%, 8/1/31, Prerefunded at 100% of Par(1)(2)	50,000	54,463
California School Finance Authority Rev., 5.00%, 8/1/31(1)	450,000	469,849
California School Finance Authority Rev., 5.00%, 8/1/36, Prerefunded at 100% of Par(1)(2)	95,000	103,479
California School Finance Authority Rev., 5.00%, 8/1/36(1)	1,075,000	1,117,081
California School Finance Authority Rev., 5.00%, 8/1/46, Prerefunded at 100% of Par(1)(2)	110,000	119,818
California School Finance Authority Rev., 5.00%, 8/1/46(1)	1,190,000	1,227,527
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,221,315
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,145,792
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	1,036,395
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/50(1)	1,200,000	1,262,788
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,246,967
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/59(1)	4,165,000	4,362,861
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	4,185,588
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	1,020,000	920,649
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,853,671
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	992,006
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	3,183,929
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,464,292
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,837,433
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	1,875,000	1,881,619
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,517,500
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,515,217
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(1)	4,630,000	4,668,334
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(1)	2,000,000	2,012,944
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,110,000	1,170,284
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	446,736
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	2,150,296
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	2,040,719
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/50(1)	785,000	799,765
California School Finance Authority Rev., (Fenton Charter Public Schools), 5.00%, 7/1/58(1)	770,000	780,994
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,189,058
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,596,073
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,768,933
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,084,345
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,484,501
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24	250,000	254,191
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34	500,000	513,373
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,244,296
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/39(1)	1,000,000	1,069,893

California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44	700,000	717,729
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,698,594
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,110,864
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/54(1)	1,150,000	1,206,644
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	524,291
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	568,146
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	1,023,950
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	5,349,838
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,790,881
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,970,245
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	400,000	413,493
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	901,558
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	1,031,974
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	375,497
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	2,149,226
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,322,306
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	1,037,649
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	1,927,098
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,621,468
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,475,679
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,711,071
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	1,028,419
California State Public Works Board Rev., (California Air Resources Board), 4.00%, 5/1/36(3)	12,050,000	12,908,701
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,375,762
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	5,500,000	5,379,245
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,888,042
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(1)	440,000	440,890
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,648,904
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,307,258
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	6,705,754
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 4.00%, 5/15/46 (BAM)	3,000,000	3,006,653
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34, Prerefunded at 100% of Par(2)	1,500,000	1,596,071
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44, Prerefunded at 100% of Par(2)	2,760,000	2,936,771
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	2,000,000	1,983,698
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,393,346
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,581,856
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/46	2,500,000	2,428,440
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,074,200
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,508,693
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,594,270
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,496,620
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,094,306
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,260,267
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,021,107
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,729,460

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	10,021,187
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,738,175
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	15,254,003
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	10,000,000	10,543,613
California Statewide Communities Development Authority Rev., (Montage Health Obligated Group), 4.00%, 6/1/46	2,500,000	2,531,942
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,579,390
California Statewide Communities Development Authority Rev., Series 2008 B, (Rady Children's Hospital Obligated Group), VRDN, 0.56%, 6/1/22 (LOC: Wells Fargo Bank N.A.)	485,000	485,000
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	345,178
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	355,500
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	363,365
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,005,490
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/39	1,300,000	1,404,975
California Statewide Communities Development Authority Special Assessment, 4.00%, 9/2/44	900,000	870,683
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	3,944,223
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/49	700,000	746,892
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	1,875,000	1,957,134
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/39	1,530,000	1,647,187
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,553,265
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,738,946
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	1,750,000	1,857,134
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	7,799,651
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,082,705
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,231,214
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,128,051
California Statewide Communities Development Authority Special Tax, (Cmnty Facs Dist No. 2016), 5.50%, 9/1/52	4,250,000	4,412,628
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/37	415,000	415,042
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	831,387
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	774,650
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,316,080
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,385,797
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,454,873
Central Basin Municipal Water District Rev., 5.00%, 8/1/44, Prerefunded at 100% of Par(2)	5,000,000	5,735,437
Chino Community Facilities District Special Tax, 5.00%, 9/1/43	3,160,000	3,379,633
Chino Community Facilities District Special Tax, 4.00%, 9/1/45	1,325,000	1,258,495
Chino Community Facilities District Special Tax, 5.00%, 9/1/48	2,500,000	2,657,326
Chino Community Facilities District Special Tax, 4.00%, 9/1/50	2,500,000	2,308,134
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	935,452
Chino Valley Unified School District GO, 4.00%, 8/1/45	11,210,000	11,520,492
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	633,688
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,061,371
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	295,561
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	964,602
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	577,483
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/46	1,000,000	927,559
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,331,136
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	1,250,000	1,139,461
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	2,475,000	2,293,080
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/43	2,430,000	2,587,227

Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	1,945,307
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/48	1,500,000	1,592,532
CSCDA Community Improvement Authority Rev., 5.00%, 7/1/51(1)	8,250,000	8,285,529
CSCDA Community Improvement Authority Rev., 4.00%, 8/1/56(1)	11,150,000	9,932,394
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	5,500,000	4,233,268
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	11,476,179
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,531,787
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	8,586,107
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 4.00%, 12/1/56(1)	5,000,000	3,929,408
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	1,925,000	1,565,147
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 2.80%, 3/1/47(1)	1,500,000	1,204,577
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(1)	4,000,000	3,105,683
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	1,939,370
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,001,382
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	1,902,612
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	4,955,654
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	961,141
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	729,868
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,230,391
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	3,200,000	3,443,017
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,995,856
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/49	7,300,000	7,806,416
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42(3)	600,000	707,244
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45(3)	1,200,000	1,404,731
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,224,020
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,235,643
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,250,937
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	482,783
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	774,753
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,383,452
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,590,985
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/44(4)	3,100,000	1,292,450
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/45(4)	3,170,000	1,262,163
El Monte Union High School District GO, Capital Appreciation, 0.00%, 6/1/46(4)	2,765,000	1,051,250
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,082,211
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,293,576
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,057,045
Fairfield Community Facilities District Special Tax, 5.00%, 9/1/49	1,600,000	1,702,993
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,113,264
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,899,616
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2016-1), 5.00%, 9/1/39	500,000	541,022
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	780,000	851,128
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,433,783
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	4,325,000	4,562,352
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/34	1,690,000	1,833,157
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,356,009
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,453,003
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	569,258
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	904,485
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,777,796
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,392,815

Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,680,155
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,725,709
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	755,881
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,225,819
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	1,030,162
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	1,075,181
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,462,277
Fontana Special Tax, (Fontana Community Facilities District No. 80 Bella Strada), 5.00%, 9/1/46	1,000,000	1,055,045
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	715,528
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	846,038
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/46	470,000	446,781
Fontana Special Tax, (Fontana Community Facilities District No. 90), 4.00%, 9/1/51	525,000	491,934
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,477,001
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	4,255,764
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(4)	6,000,000	2,560,395
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,469,350
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	3,750,000	3,768,519
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,121,811
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,072,876
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/44	1,000,000	1,063,558
Fremont Community Facilities District No. 2 Special Tax, 5.00%, 9/1/49	1,550,000	1,644,018
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,517,332
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	1,500,000	1,592,601
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29, Prerefunded at 100% of Par(2)	1,500,000	1,551,652
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47, Prerefunded at 100% of Par(2)	785,000	785,000
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	29,750,000	3,936,844
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), 5.00%, 7/1/61	5,335,000	5,576,347
Hastings Campus Housing Finance Authority Rev., (University of California Hastings College of the Law), Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	7,041,032
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,177,351
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,102,877
Independent Cities Finance Authority Rev., 5.00%, 10/15/47	4,000,000	4,012,210
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(1)	900,000	920,450
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(1)	1,250,000	1,278,105
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	1,009,876
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,514,813
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,163,229
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,566,195
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/43	2,500,000	2,666,541
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	4,250,000	4,518,929
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	599,112
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	762,506
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	451,963
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,671,276
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,688,121
Jurupa Unified School District Special Tax, 5.00%, 9/1/38	1,000,000	1,065,281
Jurupa Unified School District Special Tax, 5.00%, 9/1/43	1,255,000	1,333,007
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	954,876
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,629,815
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,863,389
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	518,325
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,003,761
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	587,035
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	860,726

Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,287,099
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	824,898
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/47	3,750,000	3,953,973
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/48	2,500,000	2,651,840
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	496,354
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	554,904
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,403,414
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,623,123
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,378,707
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	170,000	171,346
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,386,598
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/43	4,600,000	4,784,618
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/44	7,000,000	7,890,168
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	5,000,000	5,690,933
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	5,000,000	5,235,673
Los Angeles Department of Airports Rev., 4.00%, 5/15/48	5,000,000	5,206,047
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/47	1,000,000	1,171,501
Los Angeles Department of Water & Power Rev., VRDN, 0.52%, 6/1/22 (SBBPA: Royal Bank of Canada)	4,285,000	4,285,000
Los Angeles Wastewater System Rev., 5.00%, 6/1/47	3,000,000	3,505,282
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,170,115
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	5,123,396
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	100,786
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	226,769
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	103,347
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	113,709
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	263,140
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	187,456
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	278,506
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	147,016
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	125,236
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	109,288
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	108,921
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	109,020
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	365,184
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	268,518
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	428,159
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	267,599
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,065,021
Menifee Union School District Special Tax, 5.00%, 9/1/44	2,245,000	2,406,376
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,592,056
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,256,366
Metropolitan Water District of Southern California Rev., VRDN, 0.55%, 6/1/22 (SBBPA: PNC Bank N.A.)	300,000	300,000
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,591,222
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,480,154
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,998,340
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,734,341
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/34(3)	3,865,000	4,302,816
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35(3)	3,855,000	4,255,795
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	694,962

Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	870,412
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,751,263
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,848,512
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,036,458
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,226,664
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47(3)	4,425,000	5,057,611
Northern Inyo County Local Hospital District GO, Capital Appreciation, 0.00%, 11/1/34(4)	1,325,000	807,455
Northern Inyo County Local Hospital District GO, Capital Appreciation, 0.00%, 11/1/36(4)	2,885,000	1,592,237
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27, Prerefunded at 100% of Par(2)	3,075,000	3,150,008
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	424,061
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,171,059
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,054,942
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	526,069
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,364,857
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,907,322
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,114,062
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	953,661
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	935,422
Orange County Community Facilities District Special Tax, 4.00%, 8/15/40	1,080,000	1,059,319
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	3,905,000	4,079,431
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,457,262
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,712,587
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,472,520
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/54	3,000,000	3,071,175
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	420,000	375,005
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	872,742
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,212,034
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,446,853
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,173,089
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,209,987
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,265,119
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,931,496
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,666,285
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,572,597
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/47	10,000,000	11,486,759
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,189,307
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,105,063
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,430,402
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,666,121
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	4,913,250
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,575,241
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,358,173
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,000,105
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,243,521
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	977,888
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,295,161
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/39	690,000	744,964
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/44	410,000	439,472
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/46	225,000	213,237
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 5.00%, 9/1/49	530,000	566,117
Rancho Cordova Special Tax, (Rancho Cordova Grantline 208 Community Facilities District No. 2018-1), 4.00%, 9/1/50	200,000	188,009
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(4)	3,405,000	2,844,002
Regents of the University of California Medical Center Pooled Rev., 4.00%, 5/15/53	8,330,000	8,524,659
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,145,325

Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,263,031
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,582,181
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,116,766
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,039,328
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,529,458
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,340,658
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,178,266
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,836,167
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	570,934
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/48	2,500,000	2,653,426
Riverside County Transportation Commission Rev., 5.75%, 6/1/44, Prerefunded at 100% of Par(2)	500,000	520,915
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,490,524
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(4)	2,000,000	863,379
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(4)	3,320,000	1,363,900
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(4)	5,000,000	1,951,642
Riverside Unified School District Special Tax, 4.00%, 9/1/40	350,000	341,534
Riverside Unified School District Special Tax, 4.00%, 9/1/45	415,000	395,339
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	823,891
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,544,094
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,747,561
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,018,443
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,326,714
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,192,197
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,448,423
Roseville Special Tax, 5.00%, 9/1/32(1)	1,265,000	1,354,747
Roseville Special Tax, 5.00%, 9/1/40	1,670,000	1,797,350
Roseville Special Tax, 5.00%, 9/1/44	2,950,000	3,160,844
Roseville Special Tax, 5.00%, 9/1/47(1)	6,500,000	6,844,080
Roseville Special Tax, 5.00%, 9/1/49	850,000	905,817
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,375,159
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	266,111
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	428,681
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	935,422
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	478,978
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	534,713
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	603,790
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	745,513
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,194,722
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	740,272
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,497,853
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	471,549
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/49	3,870,000	4,121,622
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	608,024
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,013,821
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,690,487
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,418,634
Sacramento Special Tax, 5.00%, 9/1/32(1)	300,000	318,380
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	1,994,534
Sacramento Special Tax, 5.00%, 9/1/44	500,000	531,143
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,349,396
Sacramento Special Tax, 5.00%, 9/1/47(1)	1,900,000	1,997,792
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,137,262

Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,403,133
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,087,780
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,262,488
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,458,795
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	714,819
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,500,774
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,447,278
Sacramento County Special Tax, 5.00%, 9/1/40	3,000,000	3,190,095
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	4,864,286
Sacramento County Special Tax, 5.00%, 9/1/46	3,375,000	3,530,826
Sacramento Municipal Utility District Rev., 5.00%, 8/15/50	12,285,000	13,962,375
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/42	700,000	684,875
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2002-1), 4.00%, 9/1/48	1,000,000	953,661
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,300,000	1,384,113
San Bernardino County Special Tax, (County of San Bernardino CA Community Facilities District No. 2006-1), 5.00%, 9/1/48	1,200,000	1,273,645
San Clemente Special Tax, 5.00%, 9/1/46	7,530,000	7,800,653
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	912,505
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	573,549
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	787,804
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,212,855
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,182,656
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26, Prerefunded at 100% of Par(2)	500,000	518,487
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,129,604
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	2,000,000	2,176,580
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,548,961
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	9,200,006
San Diego County Water Authority Rev., 5.00%, 5/1/52	1,000,000	1,166,024
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/52	3,000,000	3,469,094
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	776,958
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,621,302
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(4)	5,500,000	1,605,936
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	823,066
San Francisco Public Utilities Commission Water Rev., (San Francisco City & County Public Utilities Commission), 4.00%, 11/1/50	7,270,000	7,420,296
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,168,970
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,250,002
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	477,921
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,357,769
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	354,975
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,237,962
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(4)	3,090,000	2,867,882
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(4)	165,000	130,990
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(4)	16,000,000	11,552,877
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(4)	290,000	199,517
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(4)	1,335,000	759,748
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	519,668
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	649,379
San Mateo Special Tax, 6.00%, 9/1/42	500,000	503,251
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,260,441
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,200,000	1,227,370
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/45	2,100,000	2,003,477

Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 4.00%, 9/1/50	1,500,000	1,410,064
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,445,000	1,485,387
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,291,455
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,295,735
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(4)	32,000,000	14,725,456
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(4)	11,465,000	3,957,498
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,364,791
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	957,677
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,196,939
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,212,101
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(4)	1,800,000	1,585,023
State of California GO, 5.00%, 4/1/42	750,000	826,130
State of California GO, 5.00%, 8/1/45	2,680,000	2,860,585
State of California GO, 5.00%, 11/1/47	8,375,000	9,164,797
State of California GO, 4.00%, 4/1/49	2,100,000	2,186,931
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	1,060,605
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,410,064
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/33 (BAM)	1,000,000	1,133,536
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/34 (BAM)	3,250,000	3,678,527
Stockton Public Financing Authority Rev., (Stockton Water Rev.), 5.00%, 10/1/35 (BAM)	1,975,000	2,228,174
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/37	2,500,000	2,672,391
Stockton Public Financing Authority Rev., (Stockton), 5.00%, 9/1/43	3,000,000	3,188,378
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,485,816
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,914,485
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,520,871
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	6,000,000	6,220,486
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,479,919
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,065,021
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	994,645
Temescal Valley Water District Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	875,812
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	5,034,536
Temescal Valley Water District Special Tax, (Temescal Valley Water District Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,408,761
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	1,615,000	1,614,998
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(4)	5,000,000	928,623
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	10,525,000	10,742,568
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(4)	25,000,000	2,986,545
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,675,821
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,426,274
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,653,011
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	2,907,412
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,555,000	3,729,891
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-02 ECFD), 5.00%, 9/1/49	1,750,000	1,859,250
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/45	2,000,000	2,203,144
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,190,000	4,602,499
Tulare Local Health Care District GO, 4.00%, 8/1/39 (BAM)	2,000,000	2,054,911
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	3,000,136

Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,630,983
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)(3)	4,410,000	5,030,312
Washington Township Health Care District Rev., 5.00%, 7/1/24	500,000	525,313
Washington Township Health Care District Rev., 5.00%, 7/1/25	500,000	535,213
Washington Township Health Care District Rev., 5.00%, 7/1/26	550,000	598,720
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	426,613
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,008,420
Washington Township Health Care District Rev., 5.00%, 7/1/27	600,000	663,248
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	759,375
Washington Township Health Care District Rev., 5.00%, 7/1/28	1,300,000	1,453,385
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,016,325
Washington Township Health Care District Rev., 5.00%, 7/1/29	1,400,000	1,583,232
Washington Township Health Care District Rev., 5.00%, 7/1/29	680,000	757,955
Washington Township Health Care District Rev., 5.00%, 7/1/31	650,000	723,063
Washington Township Health Care District Rev., 4.00%, 7/1/35	300,000	300,341
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,601,313
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,417,313
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,455,366
Woodland Special Tax, 4.00%, 9/1/41	2,555,000	2,510,662
Woodland Special Tax, 4.00%, 9/1/45	2,560,000	2,464,178
		1,494,714,103
Guam — 1.1%
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	859,852
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,053,692
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,666,293
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,368,241
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,197,769
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,922,813
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,614,932
Territory of Guam Rev., (Hotel Occupancy Tax), 5.00%, 11/1/40	1,000,000	1,043,770
		15,727,362
Puerto Rico — 0.3%
Puerto Rico GO, 5.25%, 7/1/23	206,798	209,568
Puerto Rico GO, 5.375%, 7/1/25	206,218	217,164
Puerto Rico GO, 5.625%, 7/1/27	1,954,351	2,134,458
Puerto Rico GO, 5.625%, 7/1/29	201,036	222,449
Puerto Rico GO, 5.75%, 7/1/31	195,264	221,221
Puerto Rico GO, 4.00%, 7/1/33	185,162	181,581
Puerto Rico GO, 4.00%, 7/1/35	166,436	160,989
Puerto Rico GO, 4.00%, 7/1/37	142,845	138,168
Puerto Rico GO, 4.00%, 7/1/41	194,215	184,490
Puerto Rico GO, 4.00%, 7/1/46	201,981	188,968
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(4)	95,247	87,582
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	238,285	141,422
Puerto Rico GO, Capital Appreciation, VRN, 0.00%, 11/1/43	924,532	479,601
		4,567,661
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,550,924,615)		1,515,009,126
OTHER ASSETS AND LIABILITIES — (0.8)%		(11,352,598)
TOTAL NET ASSETS — 100.0%		$1,503,656,528

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	503	September 2022	$60,084,922	$1,990

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
TCRS	-	Transferrable Custodial Receipts
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $305,953,788, which represented 20.3% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	1,515,009,126	—

Other Financial Instruments
Futures Contracts	1,990	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.